Investment Properties	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Investment Properties
15.	INVESTMENT PROPERTIES

The movements in investment properties for the years ended December 31, 2018 and 2017 were as follows:

Item	At the Beginning of the year	Total useful life	P/L for changes in the FV	Additions	Disposals	As of 12/31/2018
Measurement at fair value
Rented properties	287,072	50	143,928	10,468	(28,111)	413,357

TOTAL INVESTMENT PROPERTIES	287,072		143,928	10,468	(28,111)	413,357

Item	At the Beginning of the year	Total useful life	P/L for changes in the FV	Additions	Disposals	As of 12/31/2017
Measurement at fair value
Rented properties	887,242	50	(17,976)	14,294	(596,488)	287,072

TOTAL INVESTMENT PROPERTIES	887,242		(17,976)	14,294	(596,488)	287,072

Investment properties are measured at their fair value determined by professionally qualified valuers.

For all Investment Propertiest with a total valuation of 413 million as of December 31, 2018, the valuation was determined using sales Comparison Approach prepared by the Group’s management considering a report of an independent expert. Sale prices of comparable properties are adjusted considering the specific aspects of each property, the most relevant premise being the price per meter (Level 3). The Group estimated that, other factors being constant, a 5% reduction on the Sales price per meter for the period ended December 31, 2018 would have reduced the value of the Investment Properties by 20.7 million, which would impact, net of its tax effect on the “Other Operating Income” item in the Income statement.